Variable Interest Entities (Financial Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total assets	$ 1,114,513	$ 753,073
Total liabilities	444,818	180,958
Net revenue	518,907	417,064	321,100
Net income	293,596	248,014	194,683
Net cash provided by operating activities	340,436	276,602	207,259
Net cash used in investing activities	(314,696)	(316,649)	(87,708)
Net cash used in financing activities	8,739	0	(3,001)
Variable Interest Entities and Subsidiary of Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Total assets	430,365	314,538
Total liabilities	139,952	135,325
Net revenue	613,629	434,018	326,670
Net income	99,276	50,683	25,616
Net cash provided by operating activities	66,739	56,622	32,394
Net cash used in investing activities	(43,087)	(80,971)	(3,682)
Net cash used in financing activities	(13,106)	0	(28,084)
Total of registered capital and PRC statutory reserves of VIEs	$ 9,600